Cover		6 Months Ended
	Aug. 17, 2021	Jun. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2021
Entity File Number	000-56239
Entity Registrant Name	Wikisoft Corp.
Entity Central Index Key	0001393781
Entity Tax Identification Number	35-2675388
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	315 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code		800
Local Phone Number	706-0806
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false